UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21186
Williams Capital Management Trust

(Exact name of registrant as specified in charter)
570 Seventh Avenue, Suite 504
New York, NY 10018

(Address of principal executive offices) (Zip code)
Dail St. Claire
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-212-461-6500
Date of fiscal year end: October 31, 2008
Date of reporting period: April 30, 2008
Item 1. Reports to Stockholders.

Williams Capital
Liquid Assets Fund

A series of the Williams Capital Management Trust

April 30, 2008

Semi-Annual Report

Institutional Shares

Investment Adviser: Williams Capital Management, LLC

Table of Contents

President’s Letter	1
Sector/Industry Allocation	2
Disclosure of Fund Expenses	3
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Quarterly Portfolio Schedule	19
Trustees and Officers	20

A description of the policies and procedures that the Williams Capital Liquid Assets Fund (the “Fund”) uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-WCM-FUND or on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain an additional prospectus, please call 1-866-WCM-FUND. Please read the prospectus carefully before investing.

The Fund is distributed by ALPS Distributors, Inc.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Williams Capital Management, LLC, any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the Fund involves investment risk, including possible loss of principal.

Williams Capital Liquid Assets Fund
President’s Letter

Dear Shareholder,

We greatly appreciate your investment in the Williams Capital Liquid Assets Fund (the “Fund”). The Fund’s Semi-Annual Report for November 1, 2007 through April 30, 2008, is contained in the following pages.

Much of the concerns of the second half of 2007 carried over into the New Year and as such, the mottos of the six-month period were ’flight-to-quality’ and ’preservation of capital’. The repricing of risk across the capital markets continued along with investors’ concerns with credit issues and the lack of liquidity.

A slowing domestic economy coupled with unprecedented stress on the financial system prompted the Federal Reserve to move proactively in both traditional and nontraditional methods of intervention. The Federal Reserve cut the Fed funds rate by 225 basis points bringing it to 2.00% by April 30, 2008. The central bank also cut the discount lending rate by 225 basis points during the same period. Further, to support the financial system, the Federal Reserve made unconventional initiatives including: expanding certain liquidity facilities; allowing broker-dealer access to the discount window and directly intervening in JPMorgan’s acquisition of Bear Stearns.

We focused on maintaining the portfolio’s goals of preservation of capital and liquidity and invested principally in the overnight to one- to three-month sector of the yield curve. In recognition of this objective, and based on an expectation of continued increases in credit risk, on March 10, 2008, the Board of Trustees of the Fund voted to convert the Fund from a Aaa/AAAm-rated prime money market fund to an Aaa/AAAm-rated U.S. government money market fund, effective on or about June 1, 2008. The principal investment objective of the Fund is unchanged. Beginning on or about June 1, 2008, the Fund’s investments will be limited to U.S. Treasury obligations, repurchase agreements collateralized by U.S. Treasury obligations, and senior debt obligations of U.S. government agencies that carry ratings of Aaa/AAA. As this conversion represents a shift in the Fund’s investment strategy only, the structure of the Fund, and all operating procedures will remain unchanged.

Thank you for your investment in the Williams Capital Liquid Assets Fund. Please call us with any questions on our toll-free number, 866-WCM-FUND.

Regards,

Dail St. Claire
President & Co-Portfolio Manager

Williams Capital Liquid Assets Fund
Sector/Industry Allocation
April 30, 2008 (Unaudited)

The following table represents the sector/industry allocation of the Fund as of April 30, 2008. Percentages are based on net assets.

Percentage of
Security Allocation	Net Assets

U.S. Government Agency Obligations	45.9%
Corporate Bonds & Notes	15.1%
Repurchase Agreements	11.9%
Other Commercial Paper	9.2%
Other Short-Term Investments	7.2%
Asset Backed Commercial Paper	5.8%
Municipal Security	2.2%
Master Note	2.0%
Asset Backed Security	1.4%

Total	100.7%

Williams Capital Liquid Assets Fund
Disclosure of Fund Expenses
April 30, 2008 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 through April 30, 2008.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Williams Capital Liquid Assets Fund
Disclosure of Fund Expenses
April 30, 2008 (Continued) (Unaudited)

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	11/1/07	4/30/08	11/1/07 - 4/30/08	11/1/07 - 4/30/08

Actual	$1,000.00	$1,019.30	$0.95	0.19%
Hypothetical	$1,000.00	$1,023.92	$0.96	0.19%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Williams Capital Liquid Assets Fund
Portfolio of Investments
April 30, 2008 (Unaudited)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

ASSET BACKED COMMERCIAL PAPER (5.8%):
$20,000,000	Galleon Capital Corp., 2.55%, 5/01/08††,†††	P-1/A-1	$20,000,000
20,000,000	Mont Blanc Capital Corp., 2.50%, 5/01/08††,†††	P-1/A-1+	20,000,000

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $40,000,000)			40,000,000

ASSET BACKED SECURITY (1.4%):
9,807,534	Paragon Mortgages PLC, Series 15A, Class A1, 2.716%, 5/15/08†	Aaa/AAA	9,807,534

TOTAL ASSET BACKED SECURITY (Cost $9,807,534)			9,807,534

CORPORATE BONDS & NOTES (15.1%):
	Computers (0.1%):
400,000	International Business Machines Corp., 2.769%, 5/08/08†	A1/A+	400,003

	Diversified Financial Services (3.7%):
6,500,000	American Express Credit Corp., 3.129%, 6/05/08†	A1/A+	6,500,572
12,150,000	Morgan Stanley, 2.85%, 5/03/08†	Aa3/AA-	12,150,267
4,000,000	Morgan Stanley, 2.41%, 5/01/08†	Aa3/AA-	4,000,000
3,000,000	Morgan Stanley, 2.976%, 5/27/08†	Aa3/AA-	3,000,000

			25,650,839

	Finance — Other Services (3.8%):
9,000,000	Nationwide Building Society, 2.706%, 6/30/08†,††	Aa2/A+	8,980,155
7,000,000	Nationwide Building Society, 2.891%, 5/29/08†,††	Aa2/A+	6,984,700
5,500,000	Nationwide Building Society, 2.751%, 6/30/08†,††	Aa2/A+	5,500,000
5,000,000	Nationwide Building Society, 2.801%, 5/07/08†,††	Aa2/A+	5,000,000

			26,464,855

	Insurance (2.2%):
10,000,000	ASIF Global Financing XXX, 2.928%, 5/23/08†,††	Aa2/AA+	10,000,000
5,000,000	Metropolitan Life Global Funding I, 2.874%, 5/22/08†,††	Aa2/AA	5,000,000

			15,000,000

	Non-U.S. Banking & Financial Services (4.6%):
5,000,000	Alliance & Leicester PLC, 2.759%, 5/08/08†,††	Aa3/A	5,000,000
5,000,000	HSBC Finance Corp., 2.761%, 5/06/08†	Aa3/AA-	4,997,265
6,300,000	Santander US Debt SA, 2.878%, 7/21/08†,††	Aa1/AA	6,294,763
5,000,000	Svenska Handelsbanken, 2.708%, 5/13/08†,††	Aa1/AA-	5,000,000

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
April 30, 2008 (Continued) (Unaudited)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

$5,000,000	Svenska Handelsbanken, 2.79%, 5/21/08†,††	Aa1/AA-	$5,000,000
5,000,000	Westpac Banking Corp., 2.731%, 5/06/08†,††	Aa1/AA	5,000,000

			31,292,028

	U.S. Banking & Financial Services (0.7%):
5,000,000	Wells Fargo & Co., 2.75%, 5/06/08†	Aa1/AA+	4,998,136

TOTAL CORPORATE BONDS & NOTES (Cost $103,805,861)			103,805,861

MASTER NOTE (2.0%):
14,000,000	Banc of America Securities LLC, 2.498%, 8/05/16†	P-1/A-1	14,000,000

TOTAL MASTER NOTE (Cost $14,000,000)			14,000,000

MUNICIPAL SECURITY (2.2%):
	Taxable Municipal Commercial Paper (2.2%):
15,000,000	Harvard University, 2.15%, 5/01/08†††	P-1/A-1+	15,000,000

TOTAL MUNICIPAL SECURITY (Cost $15,000,000)			15,000,000

OTHER COMMERCIAL PAPER (9.2%):
	Diversified Financial Services (2.9%):
10,000,000	General Electric Capital Corp., 2.62%, 5/09/08††,†††	P-1/A-1+	9,994,200
10,000,000	Lehman Brothers Holdings, Inc., 2.87%, 5/15/08††,†††	P-1/A-1	9,988,878

			19,983,078

	Financial — Banks (4.2%):
6,000,000	Bank of America Corp., 2.45%, 5/22/08††,†††	P-1/A-1+	5,991,425
8,000,000	JPMorgan Chase & Co., 2.25%, 5/12/08††,†††	P-1/A-1+	7,994,500
15,000,000	JPMorgan Chase & Co., 2.12%, 5/20/08††,†††	P-1/A-1+	14,983,217

			28,969,142

	Non-U.S. Banking (2.1%):
8,000,000	ING Funding LLC, 2.30%, 5/15/08††,†††	P-1/A-1+	7,992,844
2,300,000	Royal Bank of Scotland, 2.81%, 5/08/08††,†††	P-1/A-1+	2,298,748
4,288,000	UBS Finance, Inc., 2.50%, 5/12/08††,†††	P-1/A-1+	4,284,724

			14,576,316

TOTAL OTHER COMMERCIAL PAPER (Cost $63,528,536)			63,528,536

U.S. GOVERNMENT AGENCY OBLIGATIONS (45.9%):
	Federal Farm Credit Bank (3.8%):
20,000,000	2.20%, 7/28/08†	Aaa/AAA	19,994,954
1,000,000	3.00%, 7/28/08	Aaa/AAA	1,001,562
5,000,000	2.24%, 8/21/08†	Aaa/AAA	4,998,740

			25,995,256

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
April 30, 2008 (Continued) (Unaudited)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

	Federal Home Loan Bank (7.9%):
$15,000,000	2.315%, 11/26/08†	Aaa/AAA	$15,000,000
5,000,000	4.57%, 12/02/08	Aaa/AAA	5,000,000
7,000,000	4.35%, 12/11/08	Aaa/AAA	7,000,000
3,700,000	2.64%, 12/15/08†	Aaa/AAA	3,699,764
15,000,000	2.528%, 1/08/09†	Aaa/AAA	14,993,605
9,000,000	3.00%, 2/27/09	Aaa/AAA	9,000,000

			54,693,369

	Federal Home Loan Bank, Discount Notes (7.7%):
10,000,000	2.10%, 6/13/08†††	Aaa/AAA	9,975,036
10,000,000	2.05%, 6/18/08†††	Aaa/AAA	9,972,800
10,000,000	2.08%, 6/20/08†††	Aaa/AAA	9,971,250
20,000,000	2.09%, 6/25/08†††	Aaa/AAA	19,936,444
3,125,000	2.07%, 7/11/08†††	Aaa/AAA	3,112,304

			52,967,834

	Federal Home Loan Mortgage Corp. (3.7%):
5,341,000	5.00%, 7/23/08	Aaa/AAA	5,377,766
10,000,000	4.625%, 9/15/08	Aaa/AAA	10,089,315
10,000,000	2.85%, 2/19/09	Aaa/AAA	10,000,000

			25,467,081

	Federal Home Loan Mortgage Corp., Discount Notes (15.2%):
5,000,000	2.09%, 6/09/08†††	Aaa/AAA	4,988,760
20,000,000	2.21%, 6/09/08†††	Aaa/AAA	19,952,333
10,000,000	2.18%, 6/13/08†††	Aaa/AAA	9,974,140
10,000,000	2.09%, 6/23/08†††	Aaa/AAA	9,969,378
5,000,000	2.11%, 7/07/08†††	Aaa/AAA	4,980,458
10,000,000	2.12%, 7/07/08†††	Aaa/AAA	9,960,731
10,000,000	2.06%, 7/14/08†††	Aaa/AAA	9,957,758
8,000,000	2.06%, 7/21/08†††	Aaa/AAA	7,963,100
10,000,000	2.07%, 7/21/08†††	Aaa/AAA	9,953,627
7,000,000	2.09%, 7/21/08†††	Aaa/AAA	6,967,319
5,000,000	2.06%, 7/28/08†††	Aaa/AAA	4,975,006
5,000,000	2.07%, 8/01/08†††	Aaa/AAA	4,973,678

			104,616,288

	Federal National Mortgage Association (0.7%):
5,000,000	3.75%, 7/25/08	Aaa/AAA	5,017,700

	Federal National Mortgage Association, Discount Notes (6.9%):
9,202,000	2.16%, 5/14/08†††	Aaa/AAA	9,194,856
10,000,000	2.00%, 5/21/08†††	Aaa/AAA	9,988,889
5,000,000	2.08%, 6/12/08†††	Aaa/AAA	4,987,925
10,000,000	2.09%, 6/12/08†††	Aaa/AAA	9,975,733
3,800,000	2.05%, 6/18/08†††	Aaa/AAA	3,789,664

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
April 30, 2008 (Continued) (Unaudited)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

$4,500,000	2.13%, 6/27/08†††	Aaa/AAA	$4,484,895
5,000,000	2.09%, 7/09/08†††	Aaa/AAA	4,980,115

			47,402,077

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $316,159,605)			316,159,605

REPURCHASE AGREEMENTS (11.9%):
41,000,000	Barclays Capital Tri-Party Repurchase Agreement, 1.95%, dated 4/30/08, due 5/01/08 in the amount of $41,002,221, collateralized by U.S. Government Agency security (Federal Home Loan Bank, 0.00%, 1/23/09) with a value including accrued interest of $41,824,027		41,000,000
41,150,000	Bank of America Tri-Party Repurchase Agreement, 1.92%, dated 4/30/08, due 5/01/08 in the amount of $41,152,195, collateralized by U.S. Government Agency security (Federal Home Loan Bank, 2.19%, 1/28/09) with a value including accrued interest of $41,977,138		41,150,000

TOTAL REPURCHASE AGREEMENTS (Cost $82,150,000)			82,150,000

OTHER SHORT-TERM INVESTMENTS (7.2%):
206	Bank of New York Cash Sweep		206
49,440,000	Goldman Sachs Financial Square Prime Obligations Fund — Inst Class		49,440,000

TOTAL OTHER SHORT-TERM INVESTMENTS (Cost $49,440,206)			49,440,206

TOTAL INVESTMENTS (Cost $693,891,742)(a)		100.7%	693,891,742
Liabilities in excess of other assets		(0.7)%	(4,787,487)

NET ASSETS		100.0%	$689,104,255

Percentages indicated are based on net assets of $689,104,255.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Variable rate security. The rate presented is the rate in effect at April 30, 2008.
††	Security exempt from registration under Rule 144A or Section 4 (2) under the Securities Act of 1933, as amended. These securities may be resold, in transactions exempt from registration, normally, to qualified institutional buyers. The Adviser using procedures approved by the Board of Trustees has deemed these securities to be liquid.
†††	The rate presented is the effective yield at purchase.

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Statement of Assets and Liabilities
April 30, 2008 (Unaudited)

ASSETS:
Investments, at amortized cost	$693,891,742
Cash	162,037
Interest and dividends receivable	1,014,691
Prepaid expenses and other assets	1,483

Total Assets	695,069,953

LIABILITIES:
Dividends payable	695,040
Payable for investments purchased	5,069,783
Accrued expenses and other payables:
Investment advisory fees	69,039
Custody fees	17,440
Fund accounting and administration fees	19,074
Transfer agency fees	11,339
Trustees’ fees and expenses	8,902
Other fees	75,081

Total Liabilities	5,965,698

NET ASSETS	$689,104,255

NET ASSETS consist of:
Paid-in Capital	690,273,186
Accumulated net investment income	29,004
Accumulated net realized losses on investment transactions	(1,197,935)

Net Assets:	$689,104,255

Net asset value, offering price and redemption price per share
($689,104,255/690,273,187 shares outstanding; unlimited shares authorized no par value.)	$1.00

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Statement of Operations
For the Six Months Ended April 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$13,496,227
Dividends	1,719,610

Total Investment Income	15,215,837

EXPENSES:
Investment advisory fees	445,843
Fund accounting and administration fees	60,799
Custody fees	56,766
Professional fees	40,149
Insurance	26,306
Transfer agency fees	18,023
Trustees’ fees and expenses	17,902
Registration fees	777
Other fees	42,187

Total Expenses	708,752

NET INVESTMENT INCOME	14,507,085

NET REALIZED LOSS ON INVESTMENTS:
Realized loss on investments	(1,150,330)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,356,755

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	April 30,	October 31,
	2008	2007
	(Unaudited)

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$14,507,085	$42,698,188
Net realized gain (loss) on investments	(1,150,330)	152

Net increase in net assets resulting from operations	13,356,755	42,698,340

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(14,505,213)	(42,685,251)

Change in net assets from dividends to shareholders	(14,505,213)	(42,685,251)

CAPITAL TRANSACTIONS(a):
Net proceeds from sale of shares	395,951,948	993,218,499
Net proceeds from dividends reinvested	6,581,817	17,401,587
Cost of shares reacquired	(508,447,175)	(1,096,039,406)

Net decrease in net assets from Fund share transactions	(105,913,410)	(85,419,320)

Net decrease in net assets	(107,061,868)	(85,406,231)

NET ASSETS:
Beginning of period	796,166,123	881,572,354

End of period	$689,104,255	$796,166,123

Accumulated net investment income	$29,004	$27,132

(a)	Since the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Financial Highlights
For a Share Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	April 30,		October 31,		October 31,		October 31,		October 31,		October 31,
	2008		2007		2006		2005		2004		2003(a)
	(Unaudited)

Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

INVESTMENT ACTIVITIES:
Net investment income	0.019		0.052		0.047		0.027		0.011		0.008
Net realized gain on investments	0.000	(b)	0.000	(b)	—		0.000	(b)	0.000	(b)	0.000	(b)

Total from Investment Activities	0.019		0.052		0.047		0.027		0.011		0.008

DISTRIBUTIONS:
From net investment income	(0.019)		(0.052)		(0.047)		(0.027)		(0.011)		(0.008)
From net realized gains on investments	—		—		—		—		(0.000)	(b)	(0.000)	(b)

Total dividends	(0.019)		(0.052)		(0.047)		(0.027)		(0.011)		(0.008)

Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return	1.93%	(c)	5.32%		4.76%		2.73%		1.09%		0.81%	(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$689,104		$796,166		$881,572		$531,532		$411,535		$175,960
Ratio of expenses to average net assets	0.19%	(d)	0.19%		0.20%		0.20%		0.20%		0.20%	(d)
Ratio of net investment income to average net assets	3.91%	(d)	5.20%		4.71%		2.75%		1.14%		1.01%	(d)
Ratio of expenses to average net assets	0.19%	(d)	0.19%	*	0.22%	*	0.24%	*	0.31%	*	0.46%	*,(d)

*	During the period, certain expenses were contractually waived. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	For the period January 15, 2003 (commencement of operations) through October 31, 2003.

(b)	Amount represents less than $0.001 per share.

(c)	Not Annualized.

(d)	Annualized.

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Notes to Financial Statements
April 30, 2008 (Unaudited)

1. Organization
The Williams Capital Management Trust (the “Trust”) was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Williams Capital Liquid Assets Fund (the “Fund”), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. The Service Shares have not yet commenced operations. Each class of shares in the Fund has identical rights and privileges except with respect to voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.

On March 10, 2008, the Board of Trustees approved the conversion of the Fund from a Aaa/AAAm-rated prime money market fund to an Aaa/AAAm-rated U.S. government money market fund and the change in name to the Williams Capital Government Money Market Fund, effective on or about June 1, 2008.

2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Security Valuation:
Securities of the Fund are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

Security Transactions and Investment Income:
Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded

Williams Capital Liquid Assets Fund
Notes to Financial Statements
April 30, 2008 (Continued) (Unaudited)

on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distribution to Shareholders:
Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal Income Taxes:
The Fund’s policy is to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute taxable income sufficient to relieve the Fund from substantially all federal income and excise taxes. Therefore, no federal income tax provision is required.

Restricted and Illiquid Securities:
The Fund will not invest more than 10% of its net assets in illiquid securities. The Fund may invest in commercial paper issued in reliance on the so-called private placement exception afforded by Section 4(2) of the Securities Act of 1933 (the “1933 Act”), as amended (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors that agree that they are purchasing the paper for investment and not for distribution. Section 4(2) paper and other such restricted securities (such as securities also exempt from registration under Rule 144A of the 1933 Act) will not be subject to the Fund’s percentage limitations on illiquid securities when Williams Capital Management, LLC (the “Adviser”) determines that a liquid trading market exists, pursuant to guidelines approved by the Board of Trustees.

Indemnification:
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve

Williams Capital Liquid Assets Fund
Notes to Financial Statements
April 30, 2008 (Continued) (Unaudited)

future claims that may be made against the Trust that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

New Accounting Pronouncements:
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Fund will have until April 30, 2008 to implement FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including but not limited to further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

3. Investment Adviser and Other Related Party Transactions
The Trust has entered into an investment advisory agreement with the Adviser. Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily

Williams Capital Liquid Assets Fund
Notes to Financial Statements
April 30, 2008 (Continued) (Unaudited)

and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the Fund level operating expenses of the Institutional Shares of the Fund at 0.20%. For the period ended April 30, 2008, the Fund level operating expenses did not exceed this limit.

Each Trustee of the Fund, who is not considered to be an “interested person” as that term is defined in the 1940 Act (an “Independent Trustee”), is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at Board meetings. Each Trustee who is considered to be an “interested person” as defined in the 1940 Act receives no remuneration for his or her services as a Trustee.

The Bank of New York, a subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accounting agent for the Fund. UMB Fund Services, Inc. serves as the transfer agent for the Fund.

Organization expenses incurred in connection with the organization, initial registration and offering of the Trust were borne by the Adviser.

ALPS Distributors, Inc., serves as distributor (the “Distributor”) pursuant to the Distribution Agreement dated September 30, 2005. Pursuant to the Distribution Agreement, the Fund does not pay the Distributor a distribution fee for servicing the Institutional Shares. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.

4. Principal Shareholders
As of April 30, 2008, there were two shareholders who owned greater than 10% of the Fund’s outstanding shares, representing 23.18% of the Fund.

5. Ratings Services
Moody’s Investor Services’ money market fund ratings are opinions of the investment quality of shares in mutual funds, which principally invest in short-term fixed income obligations. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield. Money market funds rated AAA are judged to be of an investment quality similar to AAA-rated fixed income obligations, that is, they are judged to be of the best quality.

Standard & Poor’s (“S&P”) money market fund is a safety rating, expressing S&P’s opinion of the ability of a fund to maintain principal value and to limit exposure to loss. S&P’s AAAm rating is the highest assigned to money market mutual funds. The rating is based on S&P’s analysis of a fund’s credit quality, liquidity, management, investment guidelines, strategies, and internal controls.

Williams Capital Liquid Assets Fund
Notes to Financial Statements
April 30, 2008 (Continued) (Unaudited)

The “m” denotes a money market fund and distinguishes the money market fund rating from S&P’s traditional debt rating.

6.	Annual Consideration for the Continuation of the Investment Advisory Agreement
The Board of Trustees of the Trust, at a meeting held on December 18, 2007, formally considered the continuance of the investment advisory agreement between the Trust and the Adviser with respect to the Fund (the “Advisory Agreement”).

The Board of Trustees (the “Board” or “Trustees”) requested and received from the Adviser information it believed reasonably necessary to reach its conclusion. Among other things, the Adviser provided the Board with data from iMoneyNet. This data provided advisory fee and expense ratio comparisons with comparable funds. The Board carefully evaluated this information and was advised by legal counsel to the Trust with respect to its deliberations. The Board was provided with a memorandum prepared by legal counsel to the Trust detailing the legal standards for review of the Advisory Agreement. The Board received a presentation by the Adviser and the Trustees who are not “interested persons”, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), deliberated outside the presence of management and the Adviser.

In their deliberations, each Trustee attributed different weights to various factors involved in their analysis of whether the Advisory Agreement should be continued, and no factor alone was considered determinative. The Trustees, including a majority of the Independent Trustees, determined that the overall arrangements between the Trust and the Adviser, as provided in the Advisory Agreement, were fair and reasonable, and that the continuance of the Advisory Agreement was in the best interests of the Fund and the Fund’s shareholders.

The matters addressed below were considered and discussed by the Trustees in reaching their conclusions.

Nature, Extent and Quality of Services Provided by the Adviser
The Board reviewed the nature, extent and quality of services provided to the Fund by the Adviser. The Board took into account information furnished throughout the year at Board meetings as well as materials furnished specifically in connection with the annual review process. The Board considered the background and experience of the Adviser’s senior management and the expertise of the investment personnel responsible for the day-to-day management of the Fund.

Based on their review, the Board concluded that the Adviser and its personnel were sufficiently experienced and qualified to provide investment advisory services for the Fund, and that the nature and extent of services

Williams Capital Liquid Assets Fund
Notes to Financial Statements
April 30, 2008 (Continued) (Unaudited)

provided to the Fund by the Adviser were typical of those provided to money market funds and that the quality of the services was satisfactory.

Investment Performance
The Board considered performance results of the Fund in absolute terms and relative to the Fund’s peer group. In conducting their review of performance, both long-term and short-term performance were considered. During the discussion of the iMoneyNet data, the Trustees noted that the performance of the Fund exceeded the average of comparable funds. The Fund’s performance for most of 2006 and 2007 ranked in the top of the second quartile in the iMoneyNet-AAA Rated Institutional Prime Funds universe.

Based on their review and consideration, the Board concluded that the investment performance of the Fund was satisfactory.

Cost of Services and Profits Realized by the Adviser
The Board considered comparable peer group information with respect to the advisory fees charged by the Adviser to the Fund, taking into consideration both contractual and actual (i.e., after waiver) fee levels. The Board noted that the Fund’s investment advisory fee was above the average, after fee waivers, for comparable funds with assets below $1 billion, but equal to the average, after fee waivers, for comparable funds with assets between $1 billion and $2 billion based upon the information contained in the iMoneyNet data. The Board also noted that the operating expense ratio was below the average, after fee waivers and reimbursements, for comparable funds with a comparable asset level. Additionally, the Board reviewed the Fund’s fees against fees charged to other institutional accounts by the Adviser. The Board concluded that the advisory fee was reasonable in relation to the services provided.

In reviewing the Adviser’s profitability with respect to the Fund, the Trustees noted that the Adviser currently was losing money from operating the Fund and that the Adviser has yet to profit from operating the Fund. The Trustees also noted that the Adviser previously capped the Fund’s operating expenses and that the Adviser had agreed to continue to cap the Fund’s operating expenses until March 1, 2009. The Board concluded that the profitability of the Adviser under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Economies of Scale
The Board also considered whether the fee level reflected economies of scale and whether economies of scale would be produced by the growth of the Fund’s assets. The Board took into account the Fund’s asset levels, the expense limitation currently in effect, and the extent to which economies of scale would be realized as the asset level grows. The Board determined that the Fund appropriately participated in economies of scale and that no change in the fee rate was currently necessary.

Williams Capital Liquid Assets Fund
Quarterly Portfolio Schedule
(Unaudited)

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Williams Capital Liquid Assets Fund
Trustees and Officers
April 30, 2008 (Unaudited)

		Term of		Number
		Office		of Funds
		and		in Fund
	Position(s)	Length of	Principal Occupation	Complex
Name, Address,	Held with	Time	During Past	Overseen	Other Directorships
and Age	Fund	Served	Five Years	by Trustee	Held by Trustee

DEPENDENT TRUSTEES:

Brian J. Heidtke (67) 585 Sparrowbush Road Wyckoff, New Jersey 07481	Trustee	Term: Indefinite Elected: December 2002	President of The Heidtke Foundation (philanthropy) (1998 to present); Vice President, Finance and Corporate Treasurer, Colgate Palmolive Company (consumer products) (1986 to 2000).	1	None

Desmond G. FitzGerald (64) 25 Carrington Drive Greenwich, CT 06831	Trustee	Term: Indefinite Elected: December 2002	Chairman, North American Properties Group (real estate), (1987 to present); President, Hope for Poor Children Foundation (philanthropy) (2005 to present).	1	Chairman, U.S. Guaranteed Finance Corp.; Advisory Director, Bank of New York; Managing Member, Holyoke Partners LLC; Director, Ren Technologies, Inc.; and Director, Holland Series Fund, Inc.

John E. Hull (60) Andrew W. Mellon Foundation 140 East 52nd Street New York, NY 10021	Trustee	Term: Indefinite Elected: December 2002	Financial Vice President, Chief Investment Officer, Andrew W. Mellon Foundation (non-profit foundation) (2002 to present); Deputy Comptroller, Office of State Comptroller State of New York (1973 to 2002).	1	None

INTERESTED TRUSTEES:

Christopher J. Williams (50) Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, New York 10018	Trustee, Chairman of the Board of Trustees, and Chairman and Treasurer of the Fund	Term: Indefinite Elected: December 2002	Chairman and Chief Executive Officer of Williams Capital Management, LLC (2002 to present); Chairman and Chief Executive Officer of The Williams Capital Group, L.P. (one of the largest minority-owned investment banks in the U.S.) (1994 to present); and former Senior Vice President, Lehman Brothers, Inc. (from 1984 to 1992).	1	Director, Harrahs Entertainment, Inc.; Director, Wal-Mart Stores, Inc.

Dail St. Claire (47) Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, New York 10018	Trustee, President and Secretary of the Fund	Term: Indefinite Elected: December 2002	Managing Director of Williams Capital Management, LLC (2002 to present); First Vice President of Amalgamated Bank (2000 to 2001); Principal and Portfolio Manager for Utendahl Capital Management, L.P. (1993 to 2000); and Senior Investment Officer for the New York City Comptroller’s Office (1989 to 1993).	1	None

OFFICERS

Shayna J. Malnak (45) Williams Capital Management, LLC 570 Seventh Avenue Suite 504 New York, New York 10018	Chief Compliance Officer	Term: Indefinite Elected: March 2004	Employee of Williams Capital Management, LLC (2002 to present)	1	None

Lisa R. Grosswirth (44) The Bank of New York 101 Barclay Street 13th Floor East New York, New York 10286	Assistant Secretary	Term: Indefinite Elected: March 2007	Assistant Vice President of The Bank of New York (2004 to present); Supervisory Paralegal of The Dreyfus Corporation (1998 to 2004); and Senior Paralegal of SunAmerica Asset Management (1997 to 1998).	1	None

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-866-WCM-FUND.

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

INVESTMENT ADVISER
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

FUND ADMINISTRATOR,
FUND ACCOUNTING AGENT
AND CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

TRANSFER AGENT
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRUST LEGAL COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market St., Suite 2400
Philadelphia, PA 19103

06/08

Item 2. Code of Ethics.
Not required, as this is not an annual filing.
Item 3. Audit Committee Financial Expert.
Not required, as this is not an annual filing.
Item 4. Principal Accountant Fees and Services.
Not required, as this is not an annual filing.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits
(a)	(1) Code of Ethics — Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act — Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. — Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act — Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Williams Capital Management Trust
By:	/s/ Dail St. Claire
Dail St. Claire, President
Date: June 27, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant: Williams Capital Management Trust
By:	/s/ Christopher J. Williams
Christopher J. Williams, Treasurer
Date: June 27, 2008

By:	/s/ Dail St. Claire
Dail St. Claire, President
Date: June 27, 2008